Subsequent Events	6 Months Ended	12 Months Ended
	Jul. 02, 2022	Dec. 31, 2021
Subsequent Events
Subsequent Events	Note 18.Subsequent Events The Company has evaluated all events that occurred through the date of this filing.

Note 15.Subsequent Events

The Company has evaluated events occurring after December 31, 2021 through March 31, 2022, which represents the date the financial statements were issued.

On January 28, 2022, the Company executed an amendment to the Credit Agreement to temporarily increase the maximum availability of the revolving credit facility to the amount of $115,000 thousand until February 15, 2022. On February 14, 2022, the maximum availability was automatically reduced to the amount of $103,500 thousand.

As described in Note 1, QualTek Holdco, LLC completed the business combination with the ROCR on February 14, 2022. In connection with the consummation of the business combination, the combined company changed its name from Roth CH Acquisition III Co. to QualTek Services Inc.

Pursuant to the Business Combination Agreement, Blocker Merger Sub merged with and into the Blocker (the “Blocker Merger”), resulting in the equity interests of the Blocker being converted into the right to receive 11,923,940 shares of Class A Common Stock under the Business Combination Agreement, and the owners of such equity interests in the Blocker (the “Blocker Owners”) being entitled to such shares of Class A Common Stock at the Closing, and thereafter, the surviving blocker merged with and into ROCR, with ROCR as the surviving company (the “Buyer Merger”), resulting in the cancellation of the equity interests of the surviving blocker and ROCR directly owning all of the units of QualTek (the “QualTek Units”) previously held by the Blocker in QualTek.

Immediately following the Buyer Merger, Company Merger Sub merged with and into QualTek, with QualTek as the surviving company (the “QualTek Merger”), resulting in (i) QualTek becoming a subsidiary of ROCR, (ii) the QualTek Units (excluding those held by the Blocker and ROCR) being converted into the right to receive 18,764,898 shares of Class B common stock, par value $0.0001 per share (the “Class B Common Stock” and, together with the Class A Common Stock, the “Common Stock”), under the Business Combination Agreement and the holders of QualTek Units being entitled to such shares of Class B Common Stock at the Closing, (iii) the QualTek Units held by ROCR being converted into the right to receive a number of common units of BCP QualTek (the “Common Units”) equal to the number of shares of Class A Common Stock issued and outstanding (i.e., 21,571,283 QualTek Units), less the number of Common Units received in connection with the contribution described immediately below (i.e., 16,160,418 QualTek Units).

With respect to the portion of merger consideration under the Business Combination Agreement at the Closing to which the Blocker Owners and holders of QualTek Units were entitled as described above, the cumulative value of merger consideration to which they are together entitled equals the Equity Value. The “Equity Value” is the sum of (i) $294,318,544, plus (ii) the value of any Equity Interests of the Company issued as consideration for any acquisitions by the Company prior to the Closing (i.e., $10,000,000), plus (iii) the amount of interest accrued on that certain convertible promissory note in an aggregate principal amount of $30,557,501 issued by the Company to BCP QualTek II in exchange for all of BCP QualTek II’s Class B Units. The exact amount was allocated between the Blocker Owners and holders of QualTek Units as follows (i) 3,642,750 shares of Class A Common Stock to BCP AIV Investor Holdings-3, L.P., (ii) 4,184,290 shares of Class A Common Stock to BCP Strategic AIV Investor Holdings-2, L.P., (iii) 4,096,901 shares of Class A Common Stock to BCP QualTek Investor Holdings, L.P., (iv) 11,780,782 shares of Class B Common Stock and 11,780,782 Common Units to BCP QualTek, LLC, (v) 2,158,223 shares of Class B Common Stock and 2,158,223 Common Units to BCP QualTek II, LLC, and (vi) 4,825,893 shares of Class B Common Stock and 4,825,893 Common Units to QualTek Management HoldCo, LLC (f/k/a BCP QualTek Management, LLC) (“QualTek Management”). No portion of the merger consideration was paid in cash. The foregoing represents the total consideration to be paid to the Blocker Owners and holders of QualTek Units in connection with the Business Combination.

ROCR contributed, as a capital contribution in exchange for a portion of the QualTek Units it acquired in the QualTek Merger (i.e., 16,160,418 QualTek Units), $161,604,181 representing the amount of cash available after payment of the merger consideration under the Business Combination Agreement, which will be used by QualTek or its Subsidiaries to pay the transaction expenses under the Business Combination Agreement.

In conjunction with the completed business combination, the Company repaid the acquisition debt, as noted in Note 8, plus accrued interest with the proceeds from the transaction.

On February 14, 2022, in connection with the Closing, QualTek Services Inc. entered into an indenture (the “Indenture”) with Wilmington Trust, National Association, as trustee, and certain guarantors party thereto, including, among others, certain subsidiaries of the Company, in respect of $124,685 thousand in aggregate principal amount of senior unsecured convertible notes due 2027 (“February 2022 — Convertible Notes”) that were issued to certain investors (collectively, the “February 2022 Convertible Note Investors”). The February 2022 — Convertible Notes were purchased by the Convertible Note Investors pursuant to certain convertible note subscription agreements, dated as of February 14, 2022, between the Company and each of the Convertible Note Investors.

Pursuant to the Convertible Note Subscription Agreements, the Convertible Note Investors, upon the terms and subject to the conditions set forth in the respective Convertible Note Subscription Agreements, purchased from QualTek Services Inc., and QualTek Services Inc. issued to the Convertible Note Investors, subject to the terms and conditions of the Indenture, $124,685 thousand in aggregate principal amount of Convertible Notes at a purchase price of 98.00% of the principal amount. The Convertible Notes are guaranteed by QualTek Services Inc.’s subsidiaries that guarantee its credit facilities. The Convertible Notes are convertible into shares of QualTek Services Inc.’s Class A common stock, par value $0.0001 per share (the “Class A Common Stock”), at an initial conversion price of $10.00 (subject to adjustment) in accordance with the terms thereof, and shall mature on February 15, 2027. The Convertible Note Investors may convert their Convertible Notes into shares of Class A Common Stock at any time, subject to the terms of the Indenture. Certain offering-related expenses were payable by QualTek Services Inc., including customary fees payable to the placement agents, Roth and Craig-Hallum, aggregating $5,000 thousand. The Convertible Notes are not redeemable by QualTek Services Inc.